Note 16 - Capital Management - Summary of Gains and Losses on Investment Portfolio (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended			22 Months Ended
	Jun. 30, 2018	Jul. 31, 2025	Jan. 31, 2024	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Share repurchases, amount						$ 0	$ 0	$ 32,695
Dividends, per share		$ 0.4	$ 0.4	$ 0.4	$ 0.8	$ 0.8	$ 0.8	$ 1.2
Dividends, amount						$ 71,167	$ 70,398	$ 107,222
ADS [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share repurchases, number of shares	36,971,296					0	0	2,765,346	6,119,841
Shares repurchased, average price paid per share						$ 0	$ 0	$ 11.82
Share repurchases, amount	$ 239,000					$ 0	$ 0	$ 32,695	$ 50,000
Dividends, per share						$ 0.8	$ 0.8	$ 1.2
Dividends, amount						$ 71,167	$ 70,398	$ 107,222
Total capital returns						$ 71,167	$ 70,398	$ 139,917